Leases - supplemental cash flow information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases
Cash Payments For Operating Leases	¥ 12,604	¥ 15,351
Right-of-use assets obtained in exchange for lease obligations	¥ 1,971	¥ 546